Revenue (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		$ 37,476	[1]	$ 781,585	$ 702,692	$ 597,008
IFS TopCo LLC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Economic ownership percentage	37.10%	37.10%		37.10%	37.10%
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				$ 503,207	$ 456,709	418,807
South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				10,990	6,673	11,034
South America | Reclassification Of Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue					8,986	9,770
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				81,857	53,573	70,737
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				54,776	57,432	45,733
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				34,259	35,437	35,423
Uruguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				5,818	4,415	3,886
Ecuador
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				9,454	8,986	9,791
Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				269,600	236,640	220,251
Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				303,767	276,785	233,884
Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				49,755	43,552	9,809
Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				79,755	75,355	74,800
Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				65,189	58,150	51,502
Other | Reclassification Of Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue					27,223
Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				802,074	730,669	618,400
Operating segments | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				559,352	521,891	444,868
Operating segments | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				3,729	15	17
Operating segments | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				189,238	165,211	163,706
Operating segments | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				49,755	43,552	9,809
Operating segments | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				279,793	245,088	226,740
Operating segments | Coca-Cola FEMSA | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				166,996	149,362	131,002
Operating segments | Coca-Cola FEMSA | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Coca-Cola FEMSA | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				112,797	95,726	95,738
Operating segments | Coca-Cola FEMSA | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				307,197	278,520	233,958
Operating segments | Proximity Americas Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				294,341	272,456	229,331
Operating segments | Proximity Americas Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				3,729	15	17
Operating segments | Proximity Americas Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				9,127	6,049	4,610
Operating segments | Proximity Americas Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				49,755	43,552	9,809
Operating segments | Proximity Europe Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Proximity Europe Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Proximity Europe Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Proximity Europe Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				49,755	43,552	9,809
Operating segments | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				79,755	75,358	74,800
Operating segments | Health Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				12,441	11,922	11,442
Operating segments | Health Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Health Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				67,314	63,436	63,358
Operating segments | Health Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				65,365	58,499	51,813
Operating segments | Fuel Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				65,365	58,499	51,813
Operating segments | Fuel Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Fuel Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Fuel Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Goods Offered For Sale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				801,684	729,786	618,284
Operating segments | Goods Offered For Sale | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				279,793	245,088	226,740
Operating segments | Goods Offered For Sale | Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				307,197	278,520	233,958
Operating segments | Goods Offered For Sale | Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				49,755	43,552	9,809
Operating segments | Goods Offered For Sale | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				79,755	75,358	74,800
Operating segments | Goods Offered For Sale | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				64,975	57,616	51,697
Material reconciling items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				(20,489)	(27,977)	(21,392)
Material reconciling items | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				(10,193)	(8,448)	(6,489)
Material reconciling items | Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				(3,430)	(1,735)	(74)
Material reconciling items | Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Material reconciling items | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	(3)	0
Material reconciling items | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				(176)	(349)	(311)
Material reconciling items | Services Provided To Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				390	883	116
Material reconciling items | Services Provided To Customers | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Material reconciling items | Services Provided To Customers | Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Material reconciling items | Services Provided To Customers | Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Material reconciling items | Services Provided To Customers | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Material reconciling items | Services Provided To Customers | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				$ 390	$ 883	$ 116

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4